Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		¥ 54,748	¥ 59,025	¥ 61,210
Unpaid Principal Balance		53,487	57,652
Related Allowance		17,869	20,068	19,410
Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		18,409	16,667	14,942
Unpaid Principal Balance		17,635	15,731
Related Allowance		3,131	2,927	2,927
Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		30,636	34,915
Unpaid Principal Balance		30,420	34,478
Related Allowance		11,415	12,679
Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[1]	5,703	7,443	9,291
Unpaid Principal Balance		5,432	7,443
Related Allowance	[1]	3,323	4,462	5,123
Consumer - Housing loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,512	4,244
Unpaid Principal Balance		4,043	3,752
Related Allowance		1,240	1,202
Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,079	4,102
Unpaid Principal Balance		4,069	4,091
Related Allowance		611	616
Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		9,818	8,321
Unpaid Principal Balance		9,523	7,888
Related Allowance		1,280	1,109
Non-recourse Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,443	6,032	5,399
Related Allowance		1,984	2,114	¥ 1,325
Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		195	203
Unpaid Principal Balance		195	202
Related Allowance		34	35
Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,248	5,829
Unpaid Principal Balance		5,248	5,829
Related Allowance		1,950	2,079
Corporate Real Estate Companies Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,886	7,212
Unpaid Principal Balance		5,831	7,154
Related Allowance		1,293	1,638
Other-Entertainment industry | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,650	1,736
Unpaid Principal Balance		1,633	1,722
Related Allowance		614	637
Other Corporate Loan | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		17,657	19,935
Unpaid Principal Balance		17,513	19,571
Related Allowance		7,524	8,290
Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[2]	8,726	6,524
Unpaid Principal Balance	[2]	8,660	6,499
Related Allowance	[2]	0	0
Impaired Financing Receivables with No Related Allowance | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		690	973
Unpaid Principal Balance		632	956
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		7,925	5,439
Unpaid Principal Balance		7,917	5,431
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		111	112
Unpaid Principal Balance		111	112
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer - Housing loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		690	973
Unpaid Principal Balance		632	956
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Corporate Real Estate Companies Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		2,869	0
Unpaid Principal Balance		2,869	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Other-Entertainment industry | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		8	8
Unpaid Principal Balance		2	2
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Other Corporate Loan | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,048	5,431
Unpaid Principal Balance		5,046	5,429
Related Allowance		0	0
Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[3]	46,022	52,501
Unpaid Principal Balance	[3]	44,827	51,153
Related Allowance	[3]	17,869	20,068
Impaired Financing Receivables with Related Allowance | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		17,719	15,694
Unpaid Principal Balance		17,003	14,775
Related Allowance		3,131	2,927
Impaired Financing Receivables with Related Allowance | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		22,711	29,476
Unpaid Principal Balance		22,503	29,047
Related Allowance		11,415	12,679
Impaired Financing Receivables with Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,592	7,331
Unpaid Principal Balance		5,321	7,331
Related Allowance		3,323	4,462
Impaired Financing Receivables with Related Allowance | Consumer - Housing loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,822	3,271
Unpaid Principal Balance		3,411	2,796
Related Allowance		1,240	1,202
Impaired Financing Receivables with Related Allowance | Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,079	4,102
Unpaid Principal Balance		4,069	4,091
Related Allowance		611	616
Impaired Financing Receivables with Related Allowance | Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		9,818	8,321
Unpaid Principal Balance		9,523	7,888
Related Allowance		1,280	1,109
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		195	203
Unpaid Principal Balance		195	202
Related Allowance		34	35
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,248	5,829
Unpaid Principal Balance		5,248	5,829
Related Allowance		1,950	2,079
Impaired Financing Receivables with Related Allowance | Corporate Real Estate Companies Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,017	7,212
Unpaid Principal Balance		2,962	7,154
Related Allowance		1,293	1,638
Impaired Financing Receivables with Related Allowance | Other-Entertainment industry | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,642	1,728
Unpaid Principal Balance		1,631	1,720
Related Allowance		614	637
Impaired Financing Receivables with Related Allowance | Other Corporate Loan | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		12,609	14,504
Unpaid Principal Balance		12,467	14,142
Related Allowance		¥ 7,524	¥ 8,290

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[2]	"With no related allowance recorded" represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
[3]	"With an allowance recorded" represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.